Trade and other receivables	12 Months Ended
Dec. 31, 2025
Trade and other receivables
Trade and other receivables

17Trade and other receivables

		As at December 31,
	Notes	2024	2025
		RMB’000	RMB’000
Non-current
Trade receivables		14,653	3,263
Less: loss allowance	30(a)	(18)	(4)

Trade receivables, net of loss allowance (iii)		14,635	3,259
Amounts due from related parties	33(c)	16,708	15,575
Deposits		193,810	171,039
Prepayments for lease		72,000	—
Value-added tax (“VAT”) recoverable		44,135	57,638
		341,288	247,511

Current
Trade receivables		742,622	1,228,178
Less: loss allowance	30(a)	(67,699)	(77,678)

Trade receivables, net of loss allowance		674,923	1,150,500
Amounts due from related parties	33(c)	45,424	78,052
Miscellaneous expenses paid on behalf of franchisees		642,073	737,986
VAT recoverable		208,221	361,691
Rental deposits		71,001	159,224
Receivables due from online payment platforms and banks (i)		77,990	113,841
Prepayments for inventories		73,538	99,738
Prepayments for licensing expenses		65,040	91,934
Prepayments for promotion and advertising expenses		30,349	32,970
Prepayments for repurchase of shares		70,518	56,530
Prepayment for rental		47,665	78,764
Prepaid income tax		82,304	69,270
Others		117,967	276,629
		2,207,013	3,307,129

Notes:

(i)	Receivables due from online payment platforms and banks mainly represented the proceeds of online sales through e-commerce platforms collected by and retained in third-party online payment platforms. Withdrawal of the balances retained in online payment platforms could be made anytime upon the Group’s instructions. The amounts also included those due from banks for offline sales made through customer credit/debit cards and other online payment platforms that require overnight processing by the collection banks.
(ii)	All of trade and other receivables classified as current portion are expected to be recovered or recognized as expense within one year.
(iii)	Trade receivables relating to certain sales of fixtures to franchisees are collected by installments within the periods ranging from 18 to 38 months and the portion which is expected to be recovered after one year are classified as non - current. All other trade debtors are due within 30 to 180 days from the date of revenue recognition for domestic and overseas customers respectively.